Consolidated Statements of Cash Flows - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Cash flows from operating activities:
Net loss from continuing operations	$ (47,366,915)	$ (3,311,823)
Net gain (loss) from discontinued operations	507,604	(784,206)
Net loss for the year	(46,859,311)	(4,096,029)
Adjustments for non-cash items:
Gain on loss of control of Canmart, net of cash surrendered and foreign currency translation adjustment	(12,999)
Depreciation and amortization	433,693	137,271
Depreciation and amortization from discontinued operations	926	265,284
Interest expenses and accretion	925,092	81,083
Interest expenses from discontinued operations		143,229
Interest income from Bridge loans		(6,446)
Fair value of RSUs granted and exercised		1,547,703
Gain on settlement on debt	(1,914,956)	(27,554)
Gain on sale of subsidiary		(198,780)
Write-off of AP, net		(475,816)
Write-off of holdback payable		(400,000)
Write-off of loan receivable	235,686
Foreign exchange gain, net	(273,606)
Impairment loss	44,812,112
Change in fair value of financial liabilities at FVTPL	(1,750,820)
Working capital adjustments (net of amounts acquired/disposed):
Trade and other receivables	68,459	(254,676)
Prepayments	(1,344,237)	(285,588)
Inventory		366,215
Trade and other payables	(1,209,862)	(733,363)
Due to related parties	160,775	(42,898)
Cash flows used in operating activities	(6,729,048)	(3,980,365)
Cash flows from investing activities:
Additions to property, plant and equipment	(1,234,056)	(2,098,138)
Cash surrendered on sale of RPK		(105,175)
Net cash proceeds from sale of subsidiary		1,553,750
Loan repayment (receivable)	347	(16,602)
Cash lent for Bridge loan		(350,000)
Cash surrendered on loss of control of Canmart	(174)
Acquisition of First Towers, net of cash acquired and unpaid note consideration	(6,218,004)
Cash flows used in investing activities	(7,451,887)	(1,016,165)
Cash flows from financing activities:
Proceeds from private placement, net of costs	275,929	10,754,944
Proceeds from issuance of convertible promissory notes	12,000,000
Advances from (to) related parties	(220,030)	44,954
Repayment of advances from related parties	(62,596)	(1,470,826)
Loans received		65,282
Loans repaid	(201,206)	(104,920)
Lease payments	(113,782)	(300,000)
Cash flows provided by financing activities	11,678,315	8,989,434
Net increase (decrease) in cash and cash equivalents	(2,502,620)	3,992,904
Effects of exchange rate changes on cash and cash equivalents	(835,110)	(244,913)
Cash and cash equivalents at the beginning of the year	3,841,866	93,875
Cash and cash equivalents at the end of the year	$ 504,136	$ 3,841,866